Supplementary Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Schedule Of Amounts Recognized In Balance Sheet
The following tables present supplementary balance sheet details:

	As of December 31, 2018	As of December 31, 2017
	(Dollars in thousands)
Inventories:
Raw materials and supplies	$99,935	$39,434
Work in process	125,767	85,852
Finished goods	68,015	48,865
	$293,717	$174,151
Prepaid expenses and other current assets:
Prepaid expenses	$10,720	$9,505
Value added tax and other indirect taxes receivable	19,242	18,627
Spare parts inventory	11,507	11,010
Other current assets	4,699	5,730
	$46,168	$44,872
Property, plant and equipment:
Land and improvements	$45,947	$46,599
Buildings	68,680	59,608
Machinery and equipment and other	532,084	495,069
Construction in progress	42,131	41,375
	$688,842	$642,651
Other accrued liabilities:
Payrolls (including incentive programs)	$17,284	$14,196
Employee benefits	6,977	4,684
Deferred Revenue	5,380	20,784
Other	20,811	13,562
	$50,452	$53,226
Other long term obligations:
Postretirement benefits	$16,192	$20,508
Pension and related benefits	33,718	36,116
Other	22,609	12,283
	$72,519	$68,907

Schedule Of Analysis Of The Allowance For Doubtful Accounts
The following table presents an analysis of the allowance for doubtful accounts:

	2018	2017	2016

Balance at beginning of year	$1,097	$326	$244
Additions	122	771	129
Deductions	(90)	—	(47)
Balance at end of year	$1,129	$1,097	$326